Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	¥ 44,961		¥ 48,356		¥ 45,907
Additions charged to costs and expenses	37,197		24,701		29,840
Deductions	(35,265)	[1]	(28,096)	[1]	(27,391)	[1]
Valuation allowances, ending balance	46,893		44,961		48,356
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	253,693		242,158		274,559
Additions charged to costs and expenses	20,473		19,287		8,165
Additions Charged to other Accounts	24,793	[2]	12,920	[2]	11,651	[2]
Deductions	(39,038)	[3]	(20,672)	[3]	(52,217)	[3]
Valuation allowances, ending balance	¥ 259,921		¥ 253,693		¥ 242,158

[1]	Primarily amounts written off.
[2]	Charged to other Accounts of Additions in the table above mainly consist of foreign currency translation adjustments.
[3]	Deductions in the table above mainly consist of changes in estimates about the subsequent realization of deferred tax assets and expiration of operating loss carryforwards. The amounts of change in estimates about the subsequent realization of deferred tax assets for the years ended March 31, 2012, 2013 and 2014 are presented in note 11. The expirations of operating loss carryforwards for the years ended March 31, 2012, 2013 and 2014 are ¥27,097 million, ¥2,018 million, and ¥3,057 million, respectively.